UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Aerospace & Defense - 0.6%	DRS Technologies, Inc., 6.625%, 2/01/16	USD	875	$ 875,000
	L-3 Communications Corp., 5.875%, 1/15/15		3,865	3,478,500

				4,353,500

Auto Components - 1.6%	Allison Transmission, Inc., 11%, 11/01/15 (a)		5,635	2,761,150
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		2,880	1,123,200
	The Goodyear Tire & Rubber Co., 6.318%,
	12/01/09 (c)		1,090	991,900
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		3,530	2,929,900
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		4,562	3,786,460
	Lear Corp., 8.50%, 12/01/13		370	114,700
	Lear Corp., 8.75%, 12/01/16		2,965	859,850

				12,567,160

Automobiles - 0.1%	Ford Motor Co., 8.90%, 1/15/32		4,500	1,080,000

Building Products - 0.8%	Momentive Performance Materials, Inc., 11.50%,
	12/01/16		5,075	1,497,125
	Ply Gem Industries, Inc., 11.75%, 6/15/13		8,300	4,482,000

				5,979,125

Capital Markets - 0.4%	E*Trade Financial Corp., 12.50%, 11/30/17		550	264,000
	E*Trade Financial Corp., 12.50%, 11/30/17 (a)		6,832	3,279,300

				3,543,300

Chemicals - 1.3%	American Pacific Corp., 9%, 2/01/15 (d)		3,100	2,573,000
	CII Carbon LLC, 11.125%, 11/15/15 (a)		2,340	1,497,600
	Hexion U.S. Finance Corp., 9.75%, 11/15/14		1,385	394,725
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (c)		3,700	999,000
	Innophos, Inc., 8.875%, 8/15/14		2,480	1,736,000
	MacDermid, Inc., 9.50%, 4/15/17 (a)		3,325	1,729,000
	Rockwood Specialties Group, Inc., 7.625%, 11/15/14	EUR	1,125	1,063,386
	Terra Capital, Inc. Series B, 7%, 2/01/17	USD	325	238,875

				10,231,586

Commercial Services &	ARAMARK Corp., 6.693%, 2/01/15 (c)		2,000	1,510,000
Supplies - 1.9%	Allied Waste North America, Inc., 6.125%, 2/15/14		2,210	2,000,050
	Allied Waste North America, Inc. Series B, 7.375%,
	4/15/14		300	283,500
	Corrections Corp. of America, 6.75%, 1/31/14		2,025	1,888,313
	DI Finance Series B, 9.50%, 2/15/13		1,835	1,598,744
	Mobile Services Group, Inc., 9.75%, 8/01/14		2,750	1,952,500
	Sally Holdings LLC, 10.50%, 11/15/16		1,418	964,240
	US Investigations Services, Inc., 10.50%,
	11/01/15 (a)		2,800	2,044,000
	West Corp., 11%, 10/15/16		6,025	2,801,625

				15,042,972

Communications	Nortel Networks Ltd., 9.003%, 7/15/11 (e)(f)		3,930	982,500
Equipment - 0.1%

Construction & Engineering -	Dycom Industries, Inc., 8.125%, 10/15/15		2,175	1,533,375
0.2%

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Construction Materials - 1.3%	Caue Finance Ltd., 8.875%, 8/01/15 (a)	USD	5,775	$ 5,139,750
	Nortek, Inc., 10%, 12/01/13		6,680	4,542,400
	Texas Industries, Inc., 7.25%, 7/15/13		560	432,600

				10,114,750

Consumer Finance - 0.0%	Inmarsat Finance Plc, 7.625%, 6/30/12		400	348,500

Containers & Packaging - 2.3%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (c)		3,150	1,071,000
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	5,285	6,464,832
	Graphic Packaging International Corp., 8.50%,
	8/15/11	USD	1,320	1,102,200
	Graphic Packaging International Corp., 9.50%,
	8/15/13		3,906	2,695,140
	Impress Holdings BV, 4.219%, 9/15/13 (a)(c)		1,930	967,413
	Owens-Brockway Glass Container, Inc., 8.25%,
	5/15/13		1,020	1,004,700
	Owens-Brockway Glass Container, Inc., 6.75%,
	12/01/14	EUR	1,215	1,317,348
	Packaging Dynamics Finance Corp., 10%,
	5/01/16 (a)	USD	2,550	1,160,250
	Pregis Corp., 12.375%, 10/15/13		4,485	2,018,250
	Smurfit-Stone Container Enterprises, Inc., 8%,
	3/15/17		2,160	410,400

				18,211,533

Distributors - 0.6%	American Tire Distributors, Inc., 7.709%,
	4/01/12 (c)		6,835	5,057,900

Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		2,370	1,990,800
Services - 5.0%	FCE Bank Plc, 7.125%, 1/16/12	EUR	9,500	6,998,888
	FCE Bank Plc Series JD, 3.991%, 9/30/09 (c)		1,140	1,117,197
	Ford Motor Credit Co. LLC, 5.80%, 1/12/09	USD	3,290	3,280,679
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10		1,540	1,308,738
	Ford Motor Credit Co. LLC, 4.01%, 1/13/12 (c)		1,815	1,179,750
	GMAC LLC, 6%, 12/15/11		1,725	1,367,989
	GMAC LLC, 6.75%, 12/01/14		11,911	8,142,908
	GMAC LLC, 4.403%, 12/01/14 (c)		9,855	5,518,800
	GMAC LLC, 8%, 11/01/31		3,205	1,875,242
	Leucadia National Corp., 8.125%, 9/15/15		6,200	4,975,500
	Southern Star Central Corp., 6.75%, 3/01/16 (a)		2,090	1,734,700

				39,491,191

Diversified Telecommunication	Broadview Networks Holdings, Inc., 11.375%,
Services - 6.0%	9/01/12		5,230	3,608,700
	Cincinnati Bell, Inc., 7.25%, 7/15/13		6,850	6,028,000
	Citizens Communications Co., 6.25%, 1/15/13		5,035	4,279,750
Qwest Communications International, Inc. Series B, 7.50%,
	2/15/14		1,395	997,425
	Qwest Corp., 7.50%, 10/01/14		12,670	10,516,100
	Qwest Corp., 7.50%, 6/15/23		5,600	3,920,000

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Qwest Corp. Series WI, 6.50%, 6/01/17 (d)	USD	6,500	$ 4,810,000
	Wind Acquisition Finance SA, 9.75%, 12/01/15 (a)	EUR	1,000	1,132,889
	Windstream Corp., 8.125%, 8/01/13	USD	11,255	10,354,600
	Windstream Corp., 8.625%, 8/01/16		1,235	1,092,975

				46,740,439

Electric Utilities - 2.8%	Edison Mission Energy, 7.75%, 6/15/16		3,375	3,003,750
	Edison Mission Energy, 7%, 5/15/17		2,310	2,009,700
	Edison Mission Energy, 7.20%, 5/15/19		4,415	3,620,300
	Elwood Energy LLC, 8.159%, 7/05/26		1,450	982,787
	IPALCO Enterprises, Inc., 8.625%, 11/14/11 (g)		1,500	1,402,500
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		1,670	1,369,400
	NSG Holdings LLC, 7.75%, 12/15/25 (a)		7,725	6,025,500
	Tenaska Alabama Partners LP, 7%, 6/30/21 (a)		4,218	3,308,498

				21,722,435

Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16		2,400	936,000
Instruments - 0.1%

Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%,
Services - 1.0%	5/15/15		735	455,700
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17		5,720	3,317,600
	North American Energy Partners, Inc., 8.75%,
	12/01/11		3,300	2,508,000
	Transocean, Inc. Series A, 1.625%, 12/15/37 (h)		1,630	1,420,138

				7,701,438

Food & Staples Retailing - 0.4%	AmeriQual Group LLC, 9.50%, 4/01/12 (a)		3,200	1,760,000
	Rite Aid Corp., 7.50%, 3/01/17		2,415	1,569,750

				3,329,750

Food Products - 0.3%	DGS International Finance Co., 10%, 6/01/07 (a)(e)(f)		20,000	2
	Smithfield Foods, Inc., 7.75%, 7/01/17		1,000	570,000
	Tyson Foods, Inc., 3.25%, 10/15/13 (h)		2,230	1,797,938

				2,367,940

Health Care Equipment &	Biomet, Inc., 11.625%, 10/15/17		1,210	1,034,550
Supplies - 2.2%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		3,860	1,466,800
	DJO Finance LLC, 10.875%, 11/15/14		16,000	11,520,000
	Hologic, Inc., 2%, 12/15/37 (h)		5,500	3,196,875

				17,218,225

Health Care Providers &	Community Health Systems, Inc. Series WI, 8.875%,
Services - 1.8%	7/15/15 (d)		2,290	2,106,800
	Tenet Healthcare Corp., 6.375%, 12/01/11		1,595	1,232,138
	Tenet Healthcare Corp., 6.50%, 6/01/12		14,595	11,092,200

				14,431,138

Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		13,385	9,235,650
Leisure - 3.9%	CCM Merger, Inc., 8%, 8/01/13 (a)		2,140	1,102,100
	Fontainebleau Las Vegas Holdings LLC, 10.25%,
	6/15/15 (a)		225	21,938

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Galaxy Entertainment Finance Co. Ltd., 7.323%,
	12/15/10 (a)(c)	USD	1,425	$ 755,250
	Galaxy Entertainment Finance Co. Ltd., 9.875%,
	12/15/12 (a)		1,800	792,000
	Gaylord Entertainment Co., 8%, 11/15/13		1,270	876,300
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)		2,340	1,591,200
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(e)(f)		3,200	752,000
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)		2,749	783,465
	Harrah's Operating Co., Inc., 10.75%,
	2/01/18 (a)(b)		9,429	1,084,335
	Harrah's Operating Co., Inc., 10%, 12/15/18 (a)		2,960	1,080,400
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (a)		5,965	3,757,950
	MGM Mirage, 6%, 10/01/09		1,790	1,709,450
	Snoqualmie Entertainment Authority, 6.875%,
	2/01/14 (a)(c)		1,175	681,500
	Travelport LLC, 6.828%, 9/01/14 (c)		600	177,000
	Travelport LLC, 11.875%, 9/01/16		100	28,000
	Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (e)(f)		405	4,050
	Virgin River Casino Corp., 9%, 1/15/12		8,165	2,449,500
	Waterford Gaming LLC, 8.625%, 9/15/14 (a)		3,262	2,283,400
	Wynn Las Vegas LLC, 6.625%, 12/01/14		1,670	1,260,850

				30,426,338

Household Durables - 1.2%	American Greetings Corp., 7.375%, 6/01/16 (d)		2,045	1,370,150
	Ashton Woods USA LLC, 9.50%, 10/01/15 (e)(f)		8,115	1,623,000
	Centex Corp., 4.55%, 11/01/10		360	298,800
	Jarden Corp., 7.50%, 5/01/17		2,705	1,846,163
	Stanley-Martin Communities LLC, 9.75%, 8/15/15		14,000	3,990,000

				9,128,113

IT Services - 1.4%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(h)		1,750	1,312,500
	First Data Corp., 9.875%, 9/24/15		5,020	3,037,100
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)		461	226,520
	SunGard Data Systems, Inc., 9.125%, 8/15/13		4,495	3,888,175
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (a)		3,000	2,565,000

				11,029,295

Independent Power Producers &	The AES Corp., 8%, 10/15/17		3,820	3,132,400
Energy Traders - 4.4%	Dynegy Holdings, Inc., 8.375%, 5/01/16		630	447,300
	Dynegy Holdings, Inc., 7.75%, 6/01/19		6,450	4,450,500
	Energy Future Holding Corp., 11.25%,
	11/01/17 (a)(b)		8,500	4,335,000
	NRG Energy, Inc., 7.25%, 2/01/14		2,635	2,463,725
	NRG Energy, Inc., 7.375%, 2/01/16		13,556	12,596,851
	Texas Competitive Electric Holdings Co. LLC
	Series B, 10.25%, 11/01/15 (a)		5,730	4,068,300

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Texas Competitive Electric Holdings Co.
	LLC, 10.50%, 11/01/16 (a)(b)	USD	6,300	$ 3,213,000

				34,707,076

Industrial Conglomerates - 0.7%	Sequa Corp., 11.75%, 12/01/15 (a)		6,480	2,462,400
	Sequa Corp., 13.50%, 12/01/15 (a)(b)		10,558	3,359,012

				5,821,412

Insurance - 0.1%	USI Holdings Corp., 6.024%, 11/15/14 (a)(c)		1,530	621,563

Machinery - 0.7%	ESCO Corp., 5.871%, 12/15/13 (a)(c)		1,110	710,400
	ESCO Corp., 8.625%, 12/15/13 (a)		2,810	1,967,000
	RBS Global, Inc., 8.875%, 9/01/16		1,205	704,925
	Titan International, Inc., 8%, 1/15/12		3,315	2,453,100

				5,835,425

Marine - 0.4%	Horizon Lines, Inc., 4.25%, 8/15/12 (h)		4,660	2,388,250
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		1,217	675,435

				3,063,685

Media - 10.3%	Affinion Group, Inc., 10.125%, 10/15/13		5,890	4,299,700
	Barrington Broadcasting Group LLC, 10.50%, 8/15/14		6,255	2,431,631
	CSC Holdings, Inc. Series B, 8.125%, 7/15/09		650	646,750
	Cablevision Systems Corp. Series B, 8.334%,
	4/01/09 (c)		5,810	5,795,475
	Cablevision Systems Corp. Series B, 8%, 4/15/12		2,875	2,558,750
	Catalina Marketing Corp., 10.50%, 10/01/15 (a)(b)(g)		12,125	7,275,000
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10		8,110	3,730,600
	Charter Communications Holdings II, LLC Series B,
	10.25%, 9/15/10		860	378,400
	DirecTV Holdings LLC, 8.375%, 3/15/13		1,065	1,059,675
	DirecTV Holdings LLC, 7.625%, 5/15/16		2,775	2,691,750
	EchoStar DBS Corp., 7%, 10/01/13		7,730	6,705,775
	Harland Clarke Holdings Corp., 6.899%, 5/15/15 (c)		980	313,600
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		1,180	448,400
	Intelsat Corp., 9.25%, 6/15/16 (a)		4,650	4,231,500
	Intelsat Subsidiary Holding Co. Ltd., 8.50%,
	1/15/13 (a)		1,890	1,748,250
	Liberty Media Corp., 3.125%, 3/30/23 (h)		2,775	1,991,063
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,393	362,180
	Mediacom Broadband LLC, 8.50%, 10/15/15		2,600	1,693,250
	NTL Cable Plc, 8.75%, 4/15/14		355	266,250
	NTL Cable Plc, 9.125%, 8/15/16		11,225	8,306,500
	Network Communications, Inc., 10.75%, 12/01/13		200	55,250
	Nielsen Finance LLC, 10%, 8/01/14		8,260	6,608,000
	ProtoStar I Ltd., 10.50%, 10/15/12 (a)(c)(h)		3,861	2,123,449
	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)		254	62,230
	Rainbow National Services LLC, 10.375%,
	9/01/14 (a)		3,723	3,313,470

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	USD 21,735	$ 8,911,350
	TL Acquisitions, Inc., 10.92%, 7/15/15 (a)(g)	2,020	585,800
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(h)	5,450	2,357,125

			80,951,173

Metals & Mining - 3.7%	Aleris International, Inc., 9%, 12/15/14 (b)	2,135	106,750
	Aleris International, Inc., 10%, 12/15/16	4,700	763,750
	Drummond Co., Inc., 7.375%, 2/15/16 (a)	2,470	1,197,950
	Evraz Group SA, 8.875%, 4/24/13 (a)	3,170	1,616,700
	Evraz Group SA, 9.50%, 4/24/18 (a)	2,120	1,060,000
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	2,925	1,696,500
	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (c)	8,435	5,567,100
	Newmont Mining Corp., 1.625%, 7/15/17 (h)	2,655	2,820,938
	Novelis, Inc., 7.25%, 2/15/15	7,475	4,335,500
	RathGibson, Inc., 11.25%, 2/15/14	6,665	1,482,963
	Ryerson, Inc., 10.568%, 11/01/14 (a)(c)	1,670	1,102,200
	Ryerson, Inc., 12%, 11/01/15 (a)	650	401,375
	Steel Dynamics, Inc., 7.375%, 11/01/12	7,800	5,694,000
	Vedanta Resources Plc, 9.50%, 7/18/18 (a)	2,925	1,550,250

			29,395,976

Oil, Gas & Consumable	Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	8,135	4,962,350
Fuels - 8.4%	Atlas Pipeline Partners LP, 8.75%, 6/15/18 (a)	3,320	2,174,600
	Berry Petroleum Co., 8.25%, 11/01/16	2,625	1,417,500
	Chaparral Energy, Inc., 8.50%, 12/01/15	2,275	455,000
	Chesapeake Energy Corp., 6.375%, 6/15/15	1,610	1,271,900
	Chesapeake Energy Corp., 7.25%, 12/15/18	8,050	6,279,000
	Chesapeake Energy Corp., 2.25%, 12/15/38 (h)	3,550	1,593,063
	Cimarex Energy Co., 7.125%, 5/01/17	2,745	2,141,100
	Compton Petroleum Finance Corp., 7.625%,
	12/01/13	4,845	1,453,500
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)	6,010	2,404,000
	Corral Finans AB, 6.094%, 4/15/10 (a)(b)	1,525	784,180
	Denbury Resources, Inc., 7.50%, 12/15/15	1,750	1,242,500
	EXCO Resources, Inc., 7.25%, 1/15/11	2,105	1,641,900
	Encore Acquisition Co., 6%, 7/15/15	1,955	1,260,975
	Forest Oil Corp., 7.25%, 6/15/19 (a)	8,570	6,256,100
	Newfield Exploration Co., 6.625%, 4/15/16	2,335	1,856,325
	Newfield Exploration Co., 7.125%, 5/15/18	2,930	2,314,700
	OPTI Canada, Inc., 7.875%, 12/15/14	4,190	2,136,900
	OPTI Canada, Inc., 8.25%, 12/15/14	7,415	4,004,100
	PetroHawk Energy Corp., 7.875%, 6/01/15 (a)	6,990	5,172,600
	Range Resources Corp., 6.375%, 3/15/15	1,840	1,490,400
	Roseton-Danskammer 2001 Series B, 7.67%,
	11/08/16	4,025	2,898,000
	Sabine Pass LNG LP, 7.50%, 11/30/16	1,025	738,000

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	SandRidge Energy, Inc., 5.06%, 4/01/14 (c)	USD	2,250	$ 1,196,584
	SandRidge Energy, Inc., 8.625%, 4/01/15 (b)		3,670	1,908,400
	SandRidge Energy, Inc., 8%, 6/01/18 (a)		4,200	2,331,000
	Southwestern Energy Co., 7.50%, 2/01/18 (a)		410	358,750
	Swift Energy Co., 7.125%, 6/01/17		3,425	1,935,125
	Whiting Petroleum Corp., 7.25%, 5/01/12		2,880	2,145,600

				65,824,152

Paper & Forest Products - 2.5%	APP Finance II Mauritius Ltd., 12% (e)(f)(i)		21,000	105,000
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)		5,183	3,110,067
	Boise Cascade LLC, 7.125%, 10/15/14		1,985	1,111,600
	Bowater, Inc., 9%, 8/01/09		5,590	1,453,400
	Domtar Corp., 7.125%, 8/15/15		4,910	3,191,500
	Georgia-Pacific Corp., 8.125%, 5/15/11		1,660	1,560,400
	NewPage Corp., 10%, 5/01/12		14,495	6,377,800
	Verso Paper Holdings LLC Series B, 6.943%,
	8/01/14 (c)		4,635	1,344,150
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		1,415	558,925
	Verso Paper Holdings LLC Series B, 11.375%,
	8/01/16		2,680	804,000

				19,616,842

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 5.953%,
	12/01/13 (c)		9,075	4,401,375
	Catalent Pharma Solutions, Inc., 9.75%, 4/15/17	EUR	510	155,963

				4,557,338

Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16	USD	550	452,375

Real Estate Management &	Realogy Corp., 10.50%, 4/15/14 (d)		2,575	444,188
Development - 0.1%	Realogy Corp., 12.375%, 4/15/15		1,360	183,600

				627,788

Semiconductors &	Spansion, Inc., 5.328%, 6/01/13 (a)(c)		3,425	616,500
Semiconductor Equipment -
0.1%

Software - 0.1%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)		2,070	766,081

Specialty Retail - 1.6%	Asbury Automotive Group, Inc., 8%, 3/15/14		5,400	2,565,000
	Buffets, Inc., 12.50%, 11/01/14 (e)(f)		1,855	3,478
	General Nutrition Centers, Inc., 7.584%,
	3/15/14 (b)(c)		3,305	1,685,550
	General Nutrition Centers, Inc., 10.75%, 3/15/15		6,740	3,774,400
	Group 1 Automotive, Inc., 2.25%, 6/15/36		2,735	1,182,888
	Michaels Stores, Inc., 10%, 11/01/14		605	275,275
	Michaels Stores, Inc., 11.375%, 11/01/16		1,295	420,875
	United Auto Group, Inc., 7.75%, 12/15/16		5,255	2,443,575

				12,351,041

Textiles, Apparel & Luxury	Levi Strauss & Co., 8.875%, 4/01/16		9,275	6,307,000
Goods - 0.8%

Thrifts & Mortgage Finance -	Residential Capital LLC, 8.50%, 5/15/10 (a)		3,536	1,944,800
0.3%

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Tobacco - 0.5%	Vector Group Ltd., 11%, 8/15/15	USD	5,500	$ 4,125,000

Wireless Telecommunication	American Tower Corp., 5%, 2/15/10 (h)		2,620	2,452,973
Services - 7.1%	American Tower Corp., 7.125%, 10/15/12		375	369,375
	BCM Ireland Preferred Equity Ltd., 11.245%,
	2/15/17 (a)(b)	EUR	3,793	527,264
	Centennial Communications Corp., 7.185%,
	1/01/13 (c)	USD	3,210	3,113,700
	Centennial Communications Corp., 8.125%, 2/01/14		2,260	2,293,900
	Cricket Communications, Inc., 9.375%, 11/01/14		4,835	4,351,500
	Cricket Communications, Inc., 10%, 7/15/15 (a)		5,030	4,602,450
	Digicel Group Ltd., 8.875%, 1/15/15 (a)		5,740	3,731,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		5,660	3,459,675
	FiberTower Corp., 9%, 11/15/12 (a)(h)		3,110	653,100
	iPCS, Inc., 5.318%, 5/01/13 (c)		5,840	4,146,400
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		10,940	9,791,300
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (a)		1,290	903,000
	Orascom Telecom Finance SCA, 7.875%,
	2/08/14 (a)		1,385	734,050
	Sprint Capital Corp., 7.625%, 1/30/11		11,510	9,610,850
	Sprint Capital Corp., 6.875%, 11/15/28		1,786	1,062,670
	Sprint Nextel Corp., 1.866%, 6/28/10 (c)		2,300	1,926,740
	Verizon Wireless Capital LLC, 8.50%, 11/15/18 (a)		1,905	2,232,045

				55,961,992

	Total Corporate Bonds - 79.8%			627,115,722

	Floating Rate Loan Interests

Aerospace & Defense - 0.2%	Hawker Beechcraft Acquisition Co. LLC LC Facility
	Deposit, 1.359%, 3/26/14		182	93,608
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	2.461% - 3.459%, 3/26/14		3,095	1,594,151

				1,687,759

Auto Components - 0.9%	Allison Transmission, Inc. Term Loan,
	4.19% - 5%, 8/07/14		3,459	1,912,524
	Dana Holding Corp. Term Advance,
	6.50% - 7.25%, 1/31/15		6,723	3,168,137
	Delphi Corp., Initial Tranche Term Loan C, 10.50%,
	3/31/09		9,514	1,871,126
	Delphi Corp., Subsequent Tranche Term Loan C,
	10.50%, 3/31/09		993	195,294

				7,147,081

Automobiles - 0.5%	Ford Motor Co. Term Loan, 5%, 12/15/13		4,996	2,004,657
	General Motors Corp. Term Loan, 5.795%, 11/29/13		4,577	2,059,519

				4,064,176

Building Products - 0.6%	Building Material Corp. of America Term Loan Advance,
	6.625%, 2/22/14		2,035	1,210,624

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)		Value

	Stile Acquisition Corp. (aka Masonite), Canadian Term
	Loan, 6.75%, 4/06/13	USD	4,668	$ 1,993,294
	Stile U.S. Acquisition Corp. (aka Masonite), U.S. Term
	Loan, 6.25%, 4/06/13		4,217	1,800,510

				5,004,428

Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan,
	4.25% - 7.75%, 11/14/14		1,424	676,178

Chemicals - 0.7%	PQ Corp. (fka Niagara Acquisition, Inc.), First Lien Term
	Loan, 4.71% - 6.72%, 5/29/16		2,736	1,559,663
PQ Corp. (fka Niagara Acquisition, Inc.), Second Lien Term
	Loan, 9.97%, 5/29/15		8,250	3,815,625
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		748	501,234

				5,876,522

Containers & Packaging - 0.1%	Berry Plastics Group, Inc., Term Loan, 11.334%,
	6/15/14		3,631	726,132

Diversified Telecommunication	Hawaiian Telcom Communications, Inc., Tranche Term
Services - 1.3%	Loan C, 4.75%, 6/01/14		3,150	1,183,499
	Wind Finance SL S.A., Dollar Facility Second Lien Term
	Loan, 9.635%, 12/17/14		2,250	1,852,499
	Wind Finance SL S.A., Euro Facility, Second Lien Term
	Loan, 11.473%, 12/17/14	EUR	6,120	6,946,209

				9,982,207

Health Care Equipment &	Bausch & Lomb, Inc. Delay Draw Term Loan, 1.50% -
Supplies - 0.2%	4.709%, 4/26/15	USD	330	222,986
	Bausch & Lomb, Inc. Parent Term Loan, 4.709%,
	4/26/15		2,178	1,471,705

				1,694,691

Hotels, Restaurants &	Travelport LLC (fka Travelport, Inc.), Term Loan, 7.505%,
Leisure - 0.3%	3/22/12		9,064	1,948,850

Independent Power Producers &	Calpine Corp. First Priority Term Loan, 4.335%,
Energy Traders - 2.1%	3/29/14		2,985	2,189,654
Dynegy Holdings, Inc. Line of Credit Facility Term Loan,
	1.97%, 4/02/13		1,745	1,304,550
	Dynegy Holdings, Inc., Tranche Term Loan B, 1.97%,
	4/02/13		79	59,485
	NRG Energy, Inc., Credit-Linked Deposit, 1.359%,
	2/01/13		428	369,612
	NRG Energy, Inc. Term Loan, 1.961% - 2.959%,
	2/01/13		869	751,032
Texas Competitive Electric Holdings Co. LLC (TXU), Initial
	Tranche Term Loan B-1, 3.961% - 5.368%,
	10/10/14		1,002	692,900
Texas Competitive Electric Holdings Co. LLC (TXU), Initial
	Tranche Term Loan B-2, 3.961% - 5.888%,
	10/10/14		1,481	1,023,914

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Texas Competitive Electric Holdings Co. LLC (TXU), Initial
	Tranche Term Loan B-3, 3.961% - 5.368%,
	10/10/14	USD 14,520	$ 10,036,759

			16,427,906

Machinery - 0.2%	Navistar International Corp. Advance Term Loan,
	3.721%, 1/19/12	2,493	1,363,023
	Navistar International Corp. Revolving Credit-Linked
	Deposit, 3.636% - 3.721%, 1/19/12	907	495,645

			1,858,668

Media - 2.1%	EB Sports Corp. Term Loan, 9.27%, 5/01/12	6,426	1,606,572
	HMH Publishing Co., Ltd. (fka Education Media),
	Mezzanine Assignment, 7.516%, 11/14/14	17,265	10,358,914
HMH Publishing Co., Ltd. (fka Education Media), Tranche
	Term Loan A, 7.516%, 11/14/14	7,232	4,242,702

			16,208,188

Multiline Retail - 0.4%	Dollar General Corp. Tranche Term Loan B-1,
	3.211% - 6.17%, 7/03/14	4,330	3,328,687

Oil, Gas & Consumable	Turbo Beta Ltd., Dollar Facility Assignment, 14.50%,
Fuels - 1.2%	3/15/18	9,411	9,223,260

Paper & Forest Products - 0.3%	Georgia-Pacific LLC Term Loan B, 2.581% - 4.189%,
	12/22/12	1,462	1,187,055
	Verso Paper Finance Holdings LLC Term Loan,
	10.012%, 2/01/13	4,225	844,928

			2,031,983

Real Estate Management &	Realogy Corp. Initial Term Loan B, 5.706%, 9/22/14	1,825	1,134,770
Development - 0.2%	Realogy Corp. Synthetic Letter of Credit Assignment,
	0.286%, 9/22/14	578	359,654

			1,494,424

	Total Floating Rate Loan Interests - 11.4%		89,381,140

	Common Stocks	Shares

Capital Markets - 0.0%	E*Trade Financial Corp. (f)	311,240	357,926

Communications	Loral Space & Communications Ltd. (f)	257,872	3,746,880
Equipment - 0.5%

Diversified Telecommunication	PTV, Inc. (f)	2	1,000
Services - 0.0%

Electrical Equipment - 0.0%	Medis Technologies Ltd. (f)	852,625	383,681
	SunPower Corp. Class B (f)	2,142	65,202

			448,883

Oil, Gas & Consumable	EXCO Resources, Inc. (f)	320,164	2,900,686
Fuels - 0.4%

Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd. (a)(f)	691,101	526,233
	Ainsworth Lumber Co. Ltd. (f)	615,817	468,909
	Western Forest Products, Inc. (a)(f)	330,542	53,551
	Western Forest Products, Inc. (f)	1,280,355	207,429

			1,256,122

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication	American Tower Corp. Class A (f)	50,731	$ 1,487,433
Services - 0.2%

	Total Common Stocks - 1.3%		10,198,930

	Preferred Securities

		Par
	Capital Trusts	(000)

Diversified Financial	Citigroup, Inc. Series E, 8.40% (c)(d)(i)	USD 18,615	12,291,298
Services - 2.2%	JPMorgan Chase & Co., 7.90% (c)(i)	6,025	5,011,776

	Total Capital Trusts - 2.2%		17,303,074

	Preferred Stocks	Shares

Diversified Telecommunication	PTV, Inc. Series A, 10%	130	99
Services - 0.0%

	Total Preferred Stocks - 0.0%		99

	Total Preferred Securities - 2.2%		17,303,173

	Warrants (j)

Health Care Providers &	HealthSouth Corp. (expires 1/16/14)	201,408	2
Services - 0.0%

Media - 0.0%	Virgin Media, Inc. (expires 1/10/11)	117,980	1,298

	Total Warrants - 0.0%		1,300

	Rights (k)

Paper & Forest Products - 0.0%	Western Forest Products, Inc.	1,610,897	65,245

	Total Rights - 0.0%		65,245

		Beneficial
		Interest
	Other Interests (l)	(000)

Media - 0.0%	Adelphia Escrow	USD 25,500	2,550
	Adelphia Recovery Trust (f)	31,980	127,922

	Total Other Interests - 0.0%		130,472

	Total Long-Term Investments (Cost - $1,257,464,414) - 94.7%		744,195,982

	Short-Term Securities

	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 1.64% (m)(n)	32,225	32,224,748

	Total Short-Term Securities
	(Cost - $32,224,748) - 4.1%		32,224,748

	Total Investments
	(Cost - $1,289,689,162*) - 98.8%		776,420,730
	Other Assets Less Liabilities - 1.2%		9,010,336

	Net Assets - 100.0%		$ 785,431,066

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,291,862,023

Gross unrealized appreciation	$ 8,564,340
Gross unrealized depreciation	(524,005,633)

Net unrealized depreciation	$ (515,441,293)

BlackRock High Income Fund of BlackRock Bond Fund, Inc. Schedule of Investments December 31, 2008 (Unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(c)	Variable rate security. Rate shown is as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step bond. Rate shown is as of report date.

(h)	Convertible security.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non- income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	The rights may be exercised until January 20, 2009.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 3,067,986	$ 80,183

(n) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Foreign currency exchange contracts as of December 31, 2008 were as follows:
			Unrealized
Currency	Currency	Settlement	Appreciation
Purchased	Sold	Date	(Depreciation)

USD 1,899,937	CAD 2,250,000	1/21/09	$ 78,061
USD 7,625,280	EUR 6,000,000	1/21/09	(706,687)
USD 17,125,198	EUR 13,496,000	1/21/09	(1,616,172)

Total			$ (2,244,798)

  Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2008 were as follows:
				Notional	Unrealized
	Pay			Amount	Appreciation
Issuer	Fixed Rate	Counterparty	Expiration	(000)	(Depreciation)

Arco Chemical Co.	5.00%	JPMorgan Chase
		Bank, N.A.	December 2013	USD 893	$ 490,123
Avis Budget Car	5.00%	Credit Suisse
Rental		International	December 2013	USD 1,150	61,883
Avis Budget Car	5.00%	Goldman Sachs
Rental LLC		Bank USA	December 2013	USD 1,035	164,506

BlackRock High Income Fund of BlackRock Bond Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)

				Notional	Unrealized
	Pay			Amount	Appreciation
Issuer	Fixed Rate	Counterparty	Expiration	(000)	(Depreciation)

Cummins, Inc.	2.50%	JPMorgan Chase
		Bank, N.A.	December 2013	USD 2,000	$ (31,464)
Domtar Corp.	5.25%	Credit Suisse
		International	December 2013	USD 4,000	408,032
First Data Corp.	5.00%	JPMorgan Chase
		Bank, N.A.	December 2013	USD 783	(41,300)
Harrahs Operating		JPMorgan Chase
Co., Inc.	5.00%	Bank, N.A.	September 2013	USD 1,120	419,420
The Hertz Corp.	5.00%	Credit Suisse
		International	December 2013	USD 2,340	217,302
The Hertz Corp.	5.00%	Goldman Sachs
		Bank USA	December 2013	USD 768	59,934
The Hertz Corp.	5.00%	Goldman Sachs
		Bank USA	December 2013	USD 1,600	184,868
JPMorgan Chase		JPMorgan Chase
Bank	5.00%	Bank, N.A.	December 2013	USD 2,348	(123,900)
Lyondell Chemical		Goldman Sachs
Co.	5.00%	Bank USA	December 2013	USD 1,310	773,498
Meadwest Vaco	3.00%	JPMorgan Chase
Corp.		Bank, N.A.	December 2013	USD 4,000	(132,316)
Neiman Marcus		Goldman Sachs
Group, Inc.	5.00%	Bank USA	December 2013	USD 735	(10,878)
Neiman Marcus		JPMorgan Chase
Group, Inc.	5.00%	Bank, N.A.	December 2013	USD 670	(75,878)

Total					$ 2,363,830

  Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2008 were as follows:
	Receive				Notional
	Fixed			Credit	Amount	Premiums	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	(Received)	Depreciation	Market Value

Ford Motor		Deutsche Bank
Co.	4.20%	AG	March 2010	CCC	USD 6,000	$ 6,000,000	$ (3,615,282)	$ 2,384,718
Ford Motor
Co.	4.70%	UBS AG	June 2010	CCC	USD 7,000	$ 7,000,000	(4,269,020)	$ 2,730,980

Total							$ (7,884,302)

[1] Using the Standard and Poor's ratings.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Income Fund of BlackRock Bond Fund, Inc. Schedule of Investments December 31, 2008 (Unaudited)

• Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2008 were as follows:

	Receive				Notional
	Fixed			Credit	Amount	Premiums	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Received	Depreciation

Dow Jones
North America
High Yield
Index
Series 10		Credit Suisse
Volume 1	5.00%	International	June 2013	B	USD 30,000	$ 2,750,000	$ (1,741,567)

[1] Using Standard and Poor's weighted average ratings of the underlying securities in the Index.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
• Portfolio Abbreviations:
CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

BlackRock High Income Fund of BlackRock Bond Fund, Inc. Schedule of Investments December 31, 2008 (Unaudited)

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*

	Assets	Assets	Liabilities
Level 1	$ 9,739,240	-	-
Level 2	707,930,019	$ 2,857,627	$ (12,364,464)
Level 3	58,751,471	-	-

Total	$ 776,420,730	$ 2,857,627	$ (12,364,464)

* Other financial instruments are swaps and foreign currency exchange contracts.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Balance, as of October, 1 2008	$ 19,644,136
Accrued discounts/premiums	141,863
Realized gain (loss)	202
Change in unrealized appreciation (depreciation)	(51,739,512)
Net purchases (sales)	130,004
Net transfers in/out of Level 3	90,574,778

Balance, as of December 31, 2008	$ 58,751,471

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 23, 2009